Income tax	12 Months Ended
Dec. 31, 2012
Income tax
Income tax

10                                  Income tax

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgins Islands, the Company and its subsidiaries incorporated in these jurisdictions are not subject to any income tax on their income or capital gains. In addition, upon receipt of payments of dividends by these companies, no Cayman Islands or British Virgins Islands withholding tax is imposed.

United States

Simcere of America Inc. (“Simcere America”) is incorporated in the United States and is subject to United States federal and state income taxes. The applicable income tax rate is approximately 41%.

People’s Republic of China

The Company’s subsidiaries incorporated in the PRC file separate income tax returns.

Effective from January 1, 2008, under the Corporate Income Tax Law of the PRC (“CIT law”) which was passed by the National People’s Congress on March 16, 2007, the PRC’s statutory income tax rate is 25%.

The CIT law and its relevant regulations provide a five-year transition period for those enterprises which were established before March 16, 2007 and which were entitled to a preferential income tax rate of 15% under the then effective tax laws and regulations, and also grandfather certain tax holidays until they expire. The transitional tax rates are 22%, 24% and 25% for 2010, 2011 and 2012 onwards, respectively.

Further, under the CIT law and its relevant regulations, entities that qualify as “Advanced and New Technology Enterprises” (“ANTEs”) are entitled to a preferential income tax rate of 15%.

The Company’s PRC subsidiaries are subject to income tax at 25%, except for the following:

•                                          Hainan Simcere is subject to income tax at 11%, 15%, 15%, 15% and 25% for 2010, 2011, 2012, 2013 and 2014 onwards, respectively.

•                                          Shandong Simcere is subject to income tax at 11%, 12%, 15%, 15% and 25% for 2010, 2011, 2012, 2013 and 2014 onwards, respectively.

•                                          Nanjing Simcere Dongyuan Pharmaceutical Co., Ltd. (“Nanjing Simcere”) is subject to income tax at 12.5% for 2010, 15% from 2011 to 2014 and 25% from 2015 onwards.

•                                          Shanghai Simcere is subject to income tax at 22%, 24% and 25% for 2010, 2011 and 2012, respectively. The Group lost its controlling interest in Shanghai Simcere in July 2012.

•                                          Jilin Boda and Wuhu Simcere Zhong Ren Pharmaceutical Co., Ltd. (“Simcere Zhong Ren”) are subject to income tax rate at 15% from 2010 to 2013 and 25% from 2014 onwards.

•                                          Jiangsu Quanyi is subject to income tax at 15% for 2010 and 25% from 2011 onwards.

The CIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. As of December 31, 2012, the Group has not recognized a deferred tax liability of RMB109,623 (US$17,596) for undistributed earnings of RMB1,096,232 (US$175,957) generated by the PRC subsidiaries from 2008 to 2012 since the Group plans to indefinitely reinvest these earnings in the PRC.

The components of earnings (losses) before income taxes are as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Cayman Islands	(34,040)	(33,323)	(25,009)	(4,014)
British Virgin Islands	(18,287)	(13,516)	4,756	763
United States	—	(4,947)	224	36
PRC	247,620	168,244	45	7
Total	195,293	116,458	(19,984)	(3,208)

(a)                       Income taxes

Income tax expense (benefit) represents the following PRC and United states current income tax expense and deferred tax benefit:

	Current	Deferred	Total	Total
	RMB	RMB	RMB	US$
Year ended December 31, 2010
PRC	38,362	(27,722)	10,640
United States	—	—	—
	38,362	(27,722)	10,640

Year ended December 31, 2011
PRC	30,837	(66,208)	(35,371)
United States	—	—	—
	30,837	(66,208)	(35,371)

Year ended December 31, 2012
PRC	35,906	(39,598)	(3,692)	(593)
United States	—	(1,889)	(1,889)	(303)
	35,906	(41,487)	(5,581)	(896)

(b)                       Unrecognized tax benefits

The following table summarizes the movement of unrecognized tax benefits:

	2010	2011	2012
	RMB	RMB	RMB
Balance at January 1	19,928	19,928	19,928
Increase related to current year tax positions	—	—	—
Balance at December 31	19,928	19,928	19,928
Balance at December 31 — US$			3,199

Unrecognized tax benefits of RMB19,928 as of each year end, if recognized, would affect the Group’s effective income tax rate. For the years ended December 31, 2010, 2011 and 2012, the Group accrued interest of RMB1,032, RMB1,032 and RMB1,032 (US$166), respectively, related to unrecognized tax benefits. As of December 31, 2010, 2011 and 2012, total recognized cumulative accrued interest related to unrecognized tax benefits were RMB2,665 and RMB3,697 and RMB4,729 (US$759), respectively. The Group did not recognize any penalty related to unrecognized tax benefits. The unrecognized tax benefits and related accrued cumulative interest were included in other liabilities in the consolidated balance sheets. Management believes that it is reasonably possible that approximately RMB5,733 (US$920) of the unrecognized tax benefits as of December 31, 2012, may be recognized in the next twelve months as a result of a lapse of the statute of limitations.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$16). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries for the tax years beginning from 2002 are open to examination by the PRC state and local tax authorities.

(c)                        Reconciliation of expected income tax to actual income tax expense

The actual income tax expense (benefit) reported in the consolidated statements of income differs from the amounts computed by applying the PRC statutory income tax rate at 25% to earnings (losses) before income taxes as a result of the following:

		Year ended December 31,
	Note	2010	2011	2012	2012
		RMB	RMB	RMB	US$

Computed “expected” income tax expense		48,823	29,114	(4,996)	(802)
Non-deductible expense
Entertainment expense		2,373	3,746	5,710	917
Share based compensation cost		7,775	7,335	5,109	820
Reversal of deferred tax assets on accounts receivable		303	—	8,276	1,328
Penalty for quality issue of rabies vaccine		750	—	—	—
Staff costs		554	262	—	—
Impairment charges		—	—	6,329	1,016
R&D expense bonus deduction		(1,239)	(1,451)	(16,352)	(2,625)
Deemed income for free samples		7,437	4,713	2,320	372
Non-taxable income		(2,101)	(12,500)	—	—
Tax rate differential and preferential rate		(24,200)	(19,982)	(18,641)	(2,992)
Tax rate differential for a non-PRC entity		—	(742)	36	6
Effect of tax holiday	(a)	(29,942)	(7,011)	—	—
Non-PRC entities not subject to income tax		5,307	4,375	(46)	(7)
Change in valuation allowance		(6,855)	(42,078)	5,411	869
Interest for unrecognized tax benefits		1,032	1,032	1,032	166
Change in enacted tax rates or tax status		—	(2,686)	2,095	336
Intercompany intellectual property transfer		(594)	(730)	(1,555)	(250)
Others		1,217	1,232	(309)	(50)
Actual income tax expense (benefit)		10,640	(35,371)	(5,581)	(896)

Notes:

(a)                                 The effect of tax holiday increased the Group’s net income by RMB29,942 and RMB7,011 for the year ended December 31, 2010 and 2011. The Group did not enjoy any tax holiday for the year ended December 31, 2012. Consequently, the effect of the tax holiday increased the Group’s basic and diluted earnings per share for such periods as follows:

	Year ended December 31,
	2010	2011
	RMB	RMB
Increase in earnings per share:
Basic	0.28	0.06
Diluted	0.27	0.06

(d)                       Deferred taxes

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred tax asset and liabilities are as follows:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets:
Property, plant and equipment	9,086	10,405	1,670
Intangible assets	4,761	4,001	642
Accounts receivable	10,399	1,668	268
Inventories	3,014	1,532	246
Tax loss carryforwards	48,571	76,058	12,208
Accruals	53,462	53,902	8,652
Government grants	4,724	16,261	2,610
Total gross deferred tax assets	134,017	163,827	26,296
Valuation allowance	(2,340)	(7,751)	(1,244)
Net deferred tax assets	131,677	156,076	25,052
Deferred tax liabilities
Intangible assets and land use right	(77,552)	(54,396)	(8,731)
Property, plant and equipment	(5,152)	(4,166)	(669)
Investment in an affiliated company	—	(7,143)	(1,146)
Government grant	(2,492)	(2,403)	(386)
	(85,196)	(68,108)	(10,932)

Net deferred tax assets	46,481	87,968	14,120

Classification on consolidated balance sheets
Current:	79,620	111,706	17,930
Non-current (included in other non-current assets):	13,109	32,382	5,198
Deferred tax liabilities:
Non-current portion	(46,248)	(56,120)	(9,008)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilized. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryforward periods), projected future taxable income, and tax planning strategies in making this assessment.

As of December 31, 2012, the Group recognized net deferred tax assets of RMB87,968 (US$14,120), among of which, certain subsidiaries recognized net deferred tax assets of RMB128,757 (US$20,667) and certain subsidiaries recognized net deferred tax liabilities of RMB40,789 (US$6,547), respectively. The subsidiaries in cumulative loss position recognized RMB127,265 (US$20,427) of net deferred tax assets, mainly arising from the gross deferred tax assets of RMB73,775 (US$11,842) and RMB46,484 (US$7,461) relating to RMB292,269 (US$46,912) in tax loss carryforwards and RMB185,935 (US$29,845) in accrual. Among RMB292,269 (US$46,912) of tax loss carryforwards, RMB287,546 (US$46,154) were contributed by the Group’s PRC subsidiaries, which will expire in varying amounts in 2015, 2016 and 2017, respectively, and the remaining RMB4,723 (US$758) were contributed by the Group’s United States subsidiary, which will expire in 2031. Realization is dependent on generating sufficient taxable income prior to expiration of the tax loss carryforwards. Although realization is not assured, management believes it is more likely than not that all of the net deferred tax asset will be realized. However, the amount of the deferred tax assets considered realizable could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

For the years ended December 31, 2011 and 2012, the change in valuation allowance was a decrease of RMB42,078 and an increase of RMB5,411 (US$869), respectively. As of December 31, 2012, valuation allowances were provided against the deferred tax assets of Sichuan Zigong Yirong Industrial Co., Ltd. (“Sichuan Simcere”) and Jiangsu Quanyi, which was at cumulative loss positions. The increase in valuation allowance in 2012 was mainly due to the valuation allowance of RMB7,390 (US$1,186) provided against the deferred tax assets of Sichuan Simcere and Jiangsu Quanyi, which was offset by the reversal of valuation allowance provided against the deferred tax assets of Simcere America by RMB1,979 (US$318). Simcere America generated taxable income in 2012 and expects to generate further taxable income for it to utilize or recover its deferred tax assets.

Tax loss carryforwards of the Group’s PRC subsidiaries amounted to RMB302,047 (US$48,482) as of December 31, 2012, of which RMB238, RMB30,493, RMB115,056 and RMB156,260 will expire if unused by December 31, 2014, 2015, 2016 and 2017, respectively. Tax loss carry forwards of the Group’s United States subsidiary amounted to US$758 (RMB4,723) as of December 31, 2012, which will expire if unused by December 31, 2031.